Digital Assets	12 Months Ended
Mar. 31, 2024
Digital Assets [Abstract]
Digital assets

8. Digital assets

	2024	2023
	US$	US$
Digital assets held on exchange institutions	126,468,184	41,113,238
Digital assets held on exchange institutions - restricted	—	5,110,220
Total digital assets held on exchange institutions	126,468,184	46,233,458

The digital assets held on third party exchange institutions are measured at fair value. They represented balance of digital assets attributable to the Company held in shared wallets of the third-party exchanges. The balance is measured at fair value through profit or loss. The Company pledged digital assets as collateral of derivative contracts entered as of March 31, 2023.